Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current Assets:
Cash	$ 602,751	$ 328,581		$ 174,670
Prepaid expenses and other current assets	540,567	409,604
Prepaid expenses		483,201		164,440
Deferred offering costs	1,056,211	73,597
Total Current Assets	2,199,529	811,782		339,110
Equipment, net	19,933	27,733		38,133
Security deposit	46,659	46,659		58,324
Vendor deposit	80,000	240,000		250,000
Total Assets	2,346,121	1,126,174		685,567
Current Liabilities:
Accounts payable	6,504,750	2,000,100		2,311,962
Accrued expenses	2,701,534	1,914,101		2,325,459
Derivative liability	981,200	560,600		788,700
Convertible notes payable – current portion (net of $39,492 and $140,633 debt discount as of December 31, 2021 and 2020, respectively)	3,936,000	5,976,508		2,024,867
Convertible notes payable related parties – current portion	25,000	3,175,000
Note payable – current portion				105,227
Total Current Liabilities	14,148,484	13,626,309		7,556,215
Convertible notes payable – non-current portion (net of $216,692 debt discount as of December 31, 2020)				1,553,808
Convertible notes payable related parties – non-current portion				25,000
Note payable – non-current portion				108,254
Total Liabilities	14,148,484	13,626,309		9,243,277
Commitments and contingencies (Note 6)
Class A common stock subject to possible redemption; 7,500,000 shares (redemption value of $10.10 per share)	331,331	331,331		331,331
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	23
Common stock, value	242	242		242
Additional paid-in capital	50,208,183	40,065,109		35,923,373
Accumulated deficit	(62,342,142)	(52,896,817)		(44,812,656)
Total Stockholders’ Deficit	(12,133,694)	(12,831,466)		(8,889,041)
Total Liabilities and Stockholders’ Deficit	2,346,121	1,126,174		$ 685,567
Larkspur Health Acquisition Corp [Member]
Current Assets:
Cash	213,564	928,389
Prepaid expenses	225,000	251,800
Total Current Assets	438,564	1,180,189
Prepaid expenses	46,730	213,168
Investments held in Trust Account	78,911,942	75,750,000
Total Assets	79,397,236	77,143,357
Current Liabilities:
Accrued expenses	1,625,140	200,247
Derivative liability		76,588
Total Current Liabilities	1,625,140	276,835
Business combination fee payable	3,375,000	3,375,000
Total Liabilities	5,000,140	3,651,835
Commitments and contingencies (Note 6)
Class A common stock subject to possible redemption; 7,500,000 shares (redemption value of $10.10 per share)	78,556,033	75,750,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	22
Accumulated deficit	(4,159,185)	(2,258,726)
Total Stockholders’ Deficit	(4,158,937)	(2,258,478)
Total Liabilities and Stockholders’ Deficit	79,397,236	77,143,357
Larkspur Health Acquisition Corp [Member] | Common Class A [Member]
Stockholders’ Deficit:
Common stock, value	32	32
Larkspur Health Acquisition Corp [Member] | Common Class B [Member]
Stockholders’ Deficit:
Common stock, value	$ 194	$ 216	[1]

[1]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).